UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-22724

Exact name of registrant as specified in charter:	Prudential Global Short Duration High Yield Fund, Inc.

Address of principal executive offices:	Gateway Center 3,
100 Mulberry Street,
Newark, New Jersey 07102

Name and address of agent for service:	Deborah A. Docs
Gateway Center 3,
100 Mulberry Street,
Newark, New Jersey 07102

Registrant’s telephone number, including area code:	973-367-7521

Date of fiscal year end:	7/31/2014

Date of reporting period:	4/30/2014

Item 1.	Schedule of Investments

Prudential Global Short Duration High Yield Fund, Inc.

Schedule of Investments

as of April 30, 2014 (Unaudited)

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
LONG-TERM INVESTMENTS — 139.4%
BANK LOANS(a) — 12.6%
Automotive — 0.7%
Alliance Auto	8.000%	11/26/20	EUR	3,000	$4,120,422
Schaeffler AG (Germany)	4.750%	01/27/17	EUR	814	1,130,881

					5,251,303

Cable — 1.9%
Newsday LLC	3.650%	10/12/16		3,692	3,690,000
Numericable SAS (France)	4.260%	12/29/17	EUR	2,000	2,760,821
Numericable SAS (France)	4.510%	12/31/18	EUR	2,000	2,767,181
Ziggo BV	3.077%	01/15/22	EUR	2,842	3,877,076
Ziggo BV	3.500%	01/15/22	EUR	1,158	1,585,032

					14,680,110

Capital Goods — 1.9%
British Car Auctions Ltd. (United Kingdom)	5.040%	02/29/20	EUR	3,000	4,141,232
Laureate Education, Inc.	5.000%	06/16/18		2,468	2,431,377
OGF SA (France)	4.230%	10/30/20	EUR	2,500	3,496,549
Tank & Rast GmbH	3.810%	12/10/18	EUR	3,500	4,867,855

					14,937,013

Chemicals — 0.1%
Axalta Coating Systems (US Holdings), Inc.	4.000%	02/01/20		1,000	996,111

Consumer — 0.7%
AA Group (United Kingdom)	3.520%	01/01/20	GBP	3,047	5,124,501

Energy - Other — 0.3%
Samson Co-invest I LP	5.000%	09/25/18		2,300	2,297,603

Gaming — 0.9%
Gala Group Finance PLC (United Kingdom)	5.490%	05/27/18	GBP	4,000	6,766,225

Healthcare & Pharmaceutical — 0.2%
Catalent Pharma Solutions, Inc.	6.500%	12/29/17		1,700	1,704,250

Insurance — 0.4%
Asurion LLC	3.750%	03/03/17		3,000	2,988,750

Non-Captive Finance — 3.4%
RBS WorldPay, Inc. (United Kingdom)	5.750%	11/29/19	GBP	1,800	3,058,444
Saga Group Ltd.	4.511%	04/30/20	GBP	3,000	5,055,675
Santander Asset Management	5.000%	12/17/20	GBP	2,494	4,194,635
Scandlines GmbH (Germany)	4.750%	12/03/20	EUR	5,000	6,987,798
Scout24 AG	4.557%	02/28/21	EUR	5,000	6,987,521

					26,284,073

Retailers — 1.0%
Alliance Boots Ltd. (United Kingdom)	3.460%	07/09/15	GBP	1,494	2,518,336
Alliance Boots Ltd. (United Kingdom)	3.970%	07/09/17	GBP	2,000	3,376,781
B&M Retail Ltd. (United Kingdom)	5.770%	03/06/20	GBP	1,000	1,691,346

					7,586,463

Technology — 1.1%
Ancestry.com, Inc.	4.500%	12/28/18		1,785	1,782,891
Avago Technologies Finance Pte Ltd.	3.750%	05/31/21		5,000	5,010,940
Interactive Data Corp.	4.750%	05/02/21		2,000	1,996,876

					8,790,707

TOTAL BANK LOANS (cost $94,055,087)					97,407,109

CORPORATE BONDS — 69.8%
Aerospace & Defense 0.6%
Michael Baker International, Inc., Sr. Sec’d. Notes, 144A(b)	8.250%		10/15/18		4,725	5,020,313

Automotive — 2.0%
Chrysler Group LLC/CG Co-Issuer, Inc., Sec’d. Notes	8.000%		06/15/19		8,000	8,760,000
Chrysler Group LLC/CG Co-Issuer, Inc., Sec’d. Notes, 144A	8.000%		06/15/19		1,400	1,533,000
General Motors Co., Sr. Unsec’d. Notes, 144A(b)	3.500%		10/02/18		2,300	2,348,875
Lear Corp., Gtd. Notes(b)	8.125%		03/15/20		2,420	2,637,800

						15,279,675

Building Materials & Construction — 3.6%
Beazer Homes USA, Inc., Gtd. Notes, 144A	5.750%		06/15/19		2,050	2,024,375
Beazer Homes USA, Inc., Sr. Sec’d. Notes(b)	6.625%		04/15/18		4,000	4,270,000
BMBG Bond Finance SCA (Luxembourg), Sr. Sec’d. Notes, 144A	5.327	%(a)	10/15/20	EUR	4,800	6,702,729
D.R. Horton, Inc., Gtd. Notes(b)	6.500%		04/15/16		4,525	4,932,250
Lennar Corp., Gtd. Notes(b)	4.500%		06/15/19		3,125	3,160,156
Standard Pacific Corp., Gtd. Notes(b)	8.375%		05/15/18		3,050	3,599,000
US Concrete, Inc., Sr. Sec’d. Notes, 144A(b)	8.500%		12/01/18		2,650	2,868,625

						27,557,135

Cable — 3.7%
Cablevision Systems Corp., Sr. Unsec’d. Notes	7.750%		04/15/18		2,065	2,341,194
Cablevision Systems Corp., Sr. Unsec’d. Notes(b)	8.625%		09/15/17		9,046	10,651,665
CCO Holdings LLC/CCO Holdings Capital Corp., Gtd. Notes(b)	7.000%		01/15/19		5,200	5,492,500
CCO Holdings LLC/CCO Holdings Capital Corp., Gtd. Notes(b)	7.250%		10/30/17		8,355	8,845,856
CCO Holdings LLC/CCO Holdings Capital Corp., Gtd. Notes(b)	8.125%		04/30/20		1,000	1,096,250

						28,427,465

Capital Goods — 2.8%
BlueLine Rental Finance Corp., Sec’d. Notes, 144A (original cost $1,371,875; purchased 01/16/14-02/12/14)(b)(c)(d)	7.000%		02/01/19		1,350	1,444,500
Cleaver-Brooks, Inc., Sr. Sec’d. Notes, 144A (original cost $1,526,000; purchased 03/21/14)(b)(c)(d)	8.750%		12/15/19		1,400	1,550,500
Laureate Education, Inc., Gtd. Notes, 144A(b)	9.250%		09/01/19		3,900	4,114,500
Safway Group Holding LLC/Safway Finance Corp., Sec’d. Notes, 144A(b)	7.000%		05/15/18		1,450	1,537,000
SPX Corp., Gtd. Notes(b)	6.875%		09/01/17		6,205	7,042,675
Terex Corp., Gtd. Notes(b)	6.500%		04/01/20		5,850	6,347,250

						22,036,425

Chemicals — 1.0%
Celanese US Holdings LLC, Gtd. Notes	6.625%		10/15/18		605	636,763
Hexion US Finance Corp., Sr. Sec’d. Notes	8.875%		02/01/18		2,000	2,082,500
Huntsman International LLC, Gtd. Notes(b)	8.625%		03/15/20		1,500	1,642,500
Koppers, Inc., Gtd. Notes(b)	7.875%		12/01/19		2,500	2,671,875
Olin Corp., Sr. Unsec’d. Notes	8.875%		08/15/19		500	531,875
PetroLogistics LP/PetroLogistics Finance Corp., Gtd. Notes	6.250%		04/01/20		225	229,781

						7,795,294

Construction Machinery — 0.5%
United Rentals North America, Inc., Sec’d. Notes(b)	5.750%		07/15/18		3,500	3,745,000

Consumer — 2.4%
AA Bond Co. Ltd. (United Kingdom), Sec’d. Notes, RegS	9.500%		07/31/43	GBP	4,000	7,597,758

Jarden Corp., Gtd. Notes(b)	7.500%	05/01/17		3,000	3,446,250
Service Corp. International, Sr. Unsec’d. Notes(b)	7.000%	06/15/17		6,000	6,750,000
West Corp., Gtd. Notes(b)	8.625%	10/01/18		890	950,075

					18,744,083

Electric — 0.9%
AES Corp. (The), Sr. Unsec’d. Notes(b)	8.000%	10/15/17		1,365	1,620,938
DPL, Inc., Sr. Unsec’d. Notes(b)	6.500%	10/15/16		1,250	1,350,000
Mirant Mid Atlantic LLC, Series B, Pass-Through Trust, Pass-Through Certificates(b)	9.125%	06/30/17		835	897,881
NRG Energy, Inc., Gtd. Notes(b)	7.625%	01/15/18		1,575	1,783,687
Reliant Energy Midatlantic Power, Series B, Pass-Through Certificates(b)(d)	9.237%	07/02/17		1,075	1,096,051

					6,748,557

Energy - Other — 1.3%
EP Energy LLC/EP Energy Finance, Inc., Sr. Unsec’d. Notes(b)	9.375%	05/01/20		1,500	1,728,750
Hilcorp Energy I LP/Hilcorp Finance Co., Sr. Notes, 144A (original cost $5,424,300; purchased 03/15/13-03/18/13)(b)(c)(d)	8.000%	02/15/20		4,920	5,307,450
Kodiak Oil & Gas Corp., Gtd. Notes(b)	8.125%	12/01/19		1,325	1,470,750
PHI, Inc., Gtd. Notes, 144A(b)	5.250%	03/15/19		1,475	1,497,125

					10,004,075

Foods — 3.2%
Constellation Brands, Inc., Gtd. Notes(b)	7.250%	09/01/16		1,100	1,237,500
Cott Beverages, Inc., Gtd. Notes(b)	8.125%	09/01/18		8,204	8,675,730
Michael Foods Group, Inc., Gtd. Notes(b)	9.750%	07/15/18		5,130	5,450,625
Pilgrim’s Pride Corp., Gtd. Notes(b)	7.875%	12/15/18		2,000	2,142,500
Smithfield Foods, Inc., Sr. Unsec’d. Notes, 144A(b)	5.250%	08/01/18		1,450	1,511,625
Tops Holding Corp./Tops Markets LLC, Sr. Sec’d Notes(b)	8.875%	12/15/17		5,250	5,722,500

					24,740,480

Gaming — 5.7%
Boyd Gaming Corp., Gtd. Notes(b)	9.125%	12/01/18		9,060	9,716,850
Caesars Entertainment Operating Co., Inc., Sr. Sec’d. Notes(b)	11.250%	06/01/17		9,073	8,664,715
Caesars Entertainment Resort Properties LLC, Sr. Sec’d. Notes, 144A(b)	8.000%	10/01/20		1,900	1,976,000
GLP Capital LP/GLP Financing II, Inc., Gtd. Notes, 144A(b)	4.375%	11/01/18		1,975	2,044,125
Isle of Capri Casinos, Inc., Gtd. Notes(b)	7.750%	03/15/19		3,500	3,745,000
MGM Resorts International, Gtd. Notes(b)	7.500%	06/01/16		3,750	4,171,875
MGM Resorts International, Gtd. Notes(b)	7.625%	01/15/17		5,889	6,698,737
Pinnacle Entertainment, Inc., Gtd. Notes(b)	8.750%	05/15/20		6,750	7,377,750

					44,395,052

Healthcare & Pharmaceutical — 6.4%
Capella Healthcare, Inc., Gtd. Notes(b)	9.250%	07/01/17		1,000	1,057,500
Capsugel FinanceCo SCA, Gtd. Notes, RegS (original cost $3,027,393; purchased 01/11/13)(c)(d)	9.875%	08/01/19	EUR	2,000	3,028,441
Capsugel SA, Sr. Unsec’d. Notes, PIK, 144A (original cost $650,000; purchased 10/31/13)(c)	7.000%	05/15/19		650	669,500
Catalent Pharma Solutions, Inc., Gtd. Notes(b)	9.750%	04/15/17	EUR	3,500	4,917,869
CHS/Community Health Systems, Inc., Gtd. Notes(b)	8.000%	11/15/19		4,308	4,711,875
Emdeon, Inc., Gtd. Notes	11.000%	12/31/19		2,000	2,310,000
HCA Holdings, Inc., Sr. Unsec’d. Notes(b)	7.750%	05/15/21		1,000	1,098,750
HCA, Inc., Gtd. Notes(b)	8.000%	10/01/18		1,300	1,542,125
HCA, Inc., Sr. Sec’d. Notes(b)	3.750%	03/15/19		3,800	3,828,500

HCA, Inc., Sr. Unsec’d. Notes(b)	6.500%	02/15/16	7,500	8,137,500
MedAssets, Inc., Gtd. Notes(b)	8.000%	11/15/18	4,500	4,781,250
Tenet Healthcare Corp., Sr. Unsec’d Notes, 144A	5.000%	03/01/19	1,450	1,453,625
Valeant Pharmaceuticals International, Gtd. Notes, 144A(b)	6.750%	08/15/18	2,600	2,814,500
Valeant Pharmaceuticals International, Gtd. Notes, 144A(b)	6.875%	12/01/18	8,268	8,722,740

				49,074,175

Lodging — 0.3%
Royal Caribbean Cruises Ltd., Sr. Unsec’d. Notes	7.250%	03/15/18	2,150	2,494,000

Media & Entertainment 3.5%
AMC Entertainment, Inc., Gtd. Notes(b)	9.750%	12/01/20	6,300	7,245,000
Cedar Fair LP/Canada’s Wonderland Co./Magnum Management Corp., Gtd. Notes(b)	9.125%	08/01/18	3,375	3,585,937
NAI Entertainment Holdings/NAI Entertainment Holdings Finance Corp., Sr. Sec’d. Notes, 144A (original cost $1,875,000; purchased 07/30/13)(b)(c)(d)	5.000%	08/01/18	1,875	1,954,688
Nielsen Finance LLC/Nielsen Finance Co., Gtd. Notes(b)	7.750%	10/15/18	1,500	1,595,625
SSI Investments II Ltd./SSI Co-Issuer LLC, Gtd. Notes(b)	11.125%	06/01/18	11,796	12,503,760

				26,885,010

Metals — 3.0%
AK Steel Corp., Sr. Sec’d. Notes(b)	8.750%	12/01/18	8,450	9,442,875
Peabody Energy Corp., Gtd. Notes(b)	6.000%	11/15/18	4,600	4,887,500
Steel Dynamics, Inc., Gtd. Notes(b)	6.125%	08/15/19	2,000	2,185,000
Westmoreland Coal Co./Westmoreland Partners, Sr. Sec’d. Notes	10.750%	02/01/18	4,000	4,350,000
Wise Metals Group LLC/Wise Alloys Finance Corp., Sr. Sec’d. Notes, 144A (original cost $2,325,000; purchased 11/26/13)(c)(d)	8.750%	12/15/18	2,325	2,464,500

				23,329,875

Non-Captive Finance — 2.0%
Icahn Enterprises LP/Icahn Enterprises Finance Corp., Gtd. Notes, 144A	4.875%	03/15/19	800	811,000
International Lease Finance Corp., Sr. Unsec’d. Notes(b)	8.875%	09/01/17	7,500	8,915,625
SLM Corp., Sr. Unsec’d. Notes(b)	8.450%	06/15/18	5,000	5,893,750

				15,620,375

Packaging — 2.4%
AEP Industries, Inc., Sr. Unsec’d. Notes(b)	8.250%	04/15/19	4,185	4,451,794
Beverage Packaging Holdings Luxembourg II SA, Gtd. Notes, 144A	5.625%	12/15/16	4,000	4,085,000
Beverage Packaging Holdings Luxembourg II SA, Gtd. Notes, 144A	6.000%	06/15/17	1,875	1,931,250
BWAY Holding Co., Gtd. Notes (original cost $1,918,438; purchased 09/11/13)(c)(d)	10.000%	06/15/18	1,750	1,846,250
Greif, Inc., Sr. Unsec’d. Notes(b)	6.750%	02/01/17	865	960,150
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC, Gtd. Notes	9.000%	04/15/19	1,050	1,120,875
Sealed Air Corp., Gtd. Notes, 144A(b)	8.125%	09/15/19	3,685	4,099,562

				18,494,881

Pipelines & Other — 0.4%
Rockies Express Pipeline LLC, Sr. Unsec’d. Notes, 144A (original cost $2,842,188; purchased 01/10/13-02/22/13)(b)(c)(d)	6.000%	01/15/19	2,850	2,935,500

Restaurants — 0.3%
Dave & Buster’s, Inc., Gtd. Notes(b)	11.000%		06/01/18	2,112	2,241,360

Retailers — 1.6%
Academy Ltd./Academy Finance Corp., Gtd. Notes, 144A	9.250%		08/01/19	4,750	5,171,562
HT Intermediate Holdings Corp., Sr. Unsec’d. Notes, PIK, 144A	12.000%		05/15/19	425	431,375
Michaels Stores, Inc., Gtd. Notes(b)	7.750%		11/01/18	4,060	4,298,525
Petco Holdings, Inc., Sr. Notes, PIK, 144A (original cost $2,455,156; purchased 01/30/13)(b)(c)(d)	8.500%		10/15/17	2,375	2,422,975

					12,324,437

Technology — 14.9%
Anixter, Inc., Gtd. Notes(b)	5.625%		05/01/19	1,000	1,067,500
Avaya, Inc., Sec’d. Notes, 144A	10.500%		03/01/21	1,300	1,183,000
Brightstar Corp., Gtd. Notes, 144A (original cost $5,915,000; purchased 01/04/13-02/12/14)(b)(c)(d)	9.500%		12/01/16	5,450	5,913,250
Brightstar Corp., Sr. Unsec’d. Notes, 144A (original cost $2,770,643; purchased 07/26/13-11/13/13)(b)(c)(d)	7.250%		08/01/18	2,750	3,018,125
CDW LLC/CDW Finance Corp., Gtd. Notes(b)	8.500%		04/01/19	10,615	11,610,156
CDW LLC/CDW Finance Corp., Gtd. Notes	12.535%		10/12/17	943	985,435
CDW LLC/CDW Finance Corp., Sr. Sec’d. Notes(b)	8.000%		12/15/18	4,300	4,617,125
Ceridian Corp., Gtd. Notes (original cost $12,769,000; purchased 01/07/13-04/24/13)(b)(c)(d)	11.250%		11/15/15	12,400	12,555,000
Ceridian Corp., Gtd. Notes, PIK (original cost $3,735,000; purchased 05/16/13)(b)(c)(d)	12.250%		11/15/15	3,600	3,636,000
CommScope, Inc., Gtd. Notes, 144A(b)	8.250%		01/15/19	8,911	9,646,157
First Data Corp., Gtd. Notes	12.625%		01/15/21	2,805	3,366,000
First Data Corp., Sr. Sec’d. Notes, 144A(b)	7.375%		06/15/19	4,500	4,826,250
First Data Corp., Sr. Sec’d. Notes, 144A(b)	8.875%		08/15/20	1,210	1,341,588
Freescale Semiconductor, Inc., Gtd. Notes	10.750%		08/01/20	4,716	5,423,400
iGATE Corp., Gtd. Notes, 144A(b)	4.750%		04/15/19	1,250	1,264,063
Interactive Data Corp., Gtd. Notes	10.250%		08/01/18	12,435	13,390,941
Interactive Data Corp., Gtd. Notes, 144A	5.875%		04/15/19	5,075	5,094,031
Interactive Data Corp., Sr. Unsec’d. Notes, PIK, 144A(b)	8.250%		12/15/17	2,250	2,295,000
SunGard Data Systems, Inc., Gtd. Notes(b)	7.375%		11/15/18	6,461	6,848,660
TransUnion Holding Co., Inc., Sr. Unsec’d. Notes	9.625%		06/15/18	2,500	2,634,375
TransUnion LLC/TransUnion Financing Corp., Gtd. Notes(b)	11.375%		06/15/18	13,138	14,048,463

					114,764,519

Telecommunications — 5.1%
CenturyLink, Inc., Sr. Unsec’d. Notes	5.150%		06/15/17	695	751,469
Embarq Corp., Sr. Unsec’d. Notes (original cost $3,824,953; purchased 04/11/13-02/06/14)(b)(c)(d)	7.082%		06/01/16	3,321	3,697,920
Frontier Communications Corp., Sr. Unsec’d. Notes(b)	8.250%		04/15/17	1,500	1,745,625
Level 3 Financing, Inc., Gtd. Notes(b)	8.125%		07/01/19	3,000	3,281,250
Level 3 Financing, Inc., Gtd. Notes, 144A(b)	3.846	%(a)	01/15/18	1,270	1,289,050
Sprint Communications, Inc., Gtd. Notes, 144A	9.000%		11/15/18	580	706,875
Sprint Communications, Inc., Sr. Unsec’d. Notes(b)	8.375%		08/15/17	13,800	16,215,000
Sprint Communications, Inc., Sr. Unsec’d. Notes(b)	9.125%		03/01/17	500	591,875
T-Mobile USA, Inc., Gtd. Notes(b)	6.464%		04/28/19	6,350	6,731,000
Windstream Holdings, Inc., Gtd. Notes(b)	7.875%		11/01/17	3,750	4,307,812

					39,317,876

Transportation — 2.2%
Avis Budget Car Rental LLC/Avis Budget Finance, Inc., Gtd. Notes(b)	8.250%		01/15/19	1,145	1,219,425
Hertz Corp. (The), Gtd. Notes(b)	4.250%		04/01/18	3,125	3,226,562
Hertz Corp. (The), Gtd. Notes(b)	6.750%		04/15/19	3,000	3,217,500

Hertz Corp. (The), Gtd. Notes(b)	7.500%		10/15/18		5,646	5,984,760
Kenan Advantage Group, Inc. (The), Sr. Unsec’d. Notes, 144A (original cost $3,160,738; purchased 04/15/14)(c)(d)	8.375%		12/15/18		2,930	3,138,763

						16,787,010

TOTAL CORPORATE BONDS (cost $535,227,357)						538,762,572

FOREIGN BONDS — 57.0%
Australia — 2.2%
Barminco Finance Pty Ltd., Gtd. Notes, 144A (original cost $3,000,000; purchased 05/13/13)(b)(c)(d)	9.000%		06/01/18		3,000	2,760,000
FMG Resources (August 2006) Pty Ltd., Gtd. Notes, 144A(b)	6.000%		04/01/17		1,200	1,263,000
FMG Resources (August 2006) Pty Ltd., Gtd. Notes, 144A(b)	6.875%		02/01/18		6,000	6,330,000
FMG Resources (August 2006) Pty Ltd., Gtd. Notes, 144A(b)	8.250%		11/01/19		6,000	6,630,000

						16,983,000

Belgium — 1.6%
Taminco Global Chemical Corp., Sec’d. Notes, 144A(b)	9.750%		03/31/20		10,899	12,274,999

Brazil — 2.7%
Bertin SA/Bertin Finance Ltd., Gtd. Notes, RegS(b)	10.250%		10/05/16		6,000	6,757,500
Bertin SA/Bertin Finance Ltd., Gtd. Notes, 144A(b)	10.250%		10/05/16		1,980	2,229,975
JBS Finance II Ltd., Gtd. Notes, RegS	8.250%		01/29/18		750	802,500
JBS Finance II Ltd., Gtd. Notes, 144A	8.250%		01/29/18		2,646	2,831,220
Minerva Luxembourg SA, Gtd. Notes, 144A	12.250%		02/10/22		3,325	3,773,875
NET Servicos de Comunicacao SA, Gtd. Notes	7.500%		01/27/20		3,750	4,050,000

						20,445,070

Canada — 2.8%
Bombardier, Inc., Sr. Unsec’d. Notes, 144A(b)	4.750%		04/15/19		1,525	1,551,688
Bombardier, Inc., Sr. Unsec’d. Notes, 144A(b)	7.500%		03/15/18		8,375	9,547,500
Cascades, Inc., Gtd. Notes(b)	7.875%		01/15/20		2,100	2,241,750
Telesat Canada/Telesat LLC, Gtd. Notes, 144A(b)	6.000%		05/15/17		7,590	7,846,162

						21,187,100

Colombia — 0.4%
Pacific Rubiales Energy Corp., Gtd. Notes, 144A(b)	7.250%		12/12/21		2,500	2,731,250

Cyprus — 0.2%
Ocean Rig UDW, Inc., Sr. Unsec’d. Notes, 144A	7.250%		04/01/19		1,400	1,337,000

France — 4.0%
Alcatel-Lucent USA, Inc., Gtd. Notes, 144A	4.625%		07/01/17		2,800	2,866,500
CGG SA, Bonds, 144A	5.875%		05/15/20	EUR	4,000	5,708,934
Financiere Quick SAS, Sr. Sec’d. Notes, 144A(b)	5.075	%(a)	04/15/19	EUR	2,525	3,494,295
Novalis SAS, Sr. Sec’d. Notes, MTN, 144A(b)	6.000%		06/15/18	EUR	2,525	3,716,213
Numericable Finance & Co. SCA, Sr. Sec’d. Notes, RegS	8.750%		02/15/19	EUR	1,300	2,122,780
Numericable Group SA, Sr. Sec’d. Notes, 144A	4.875%		05/15/19		11,850	11,968,500
Picard Groupe SA, Sr. Sec’d. Notes, 144A	4.548	%(a)	08/01/19	EUR	825	1,164,569

						31,041,791

Germany — 4.8%
Kabel Deutschland Holding AG, Sr. Unsec’d. Notes, RegS(b)	6.500%	07/31/17	EUR	6,060	8,889,065
Schaeffler Holding Finance BV, Sr. Sec’d. Notes, PIK, 144A(b)	6.875%	08/15/18	EUR	4,650	4,934,812
Schaeffler Holding Finance BV, Sr. Sec’d. Notes, PIK, 144A(b)	6.875%	08/15/18	EUR	1,900	2,792,800
Techem GmbH, Sr. Sec’d. Notes, MTN, RegS(b)	6.125%	10/01/19	EUR	3,000	4,532,297
Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH, Sr. Sec’d. Notes, RegS(b)	7.500%	03/15/19	EUR	2,000	2,989,734
Unitymedia KabelBW GmbH, Sec’d. Notes, RegS(b)	9.625%	12/01/19	EUR	8,500	12,794,811

					36,933,519

Indonesia — 1.2%
Berau Capital Resources Pte Ltd., Sr. Sec’d. Notes, RegS(b)	12.500%	07/08/15		7,700	7,988,750
Theta Capital Pte Ltd., Gtd. Notes, RegS	7.000%	05/16/19		800	826,156

					8,814,906

Ireland — 1.9%
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc., Gtd. Notes, 144A	6.250%	01/31/19		400	417,000
Ardagh Packaging Finance PLC/Ardagh MP Holdings USA, Inc., Sr. Sec’d. Notes, RegS	7.375%	10/15/17	EUR	3,000	4,394,908
Ardagh Packaging Finance PLC/Ardagh MP Holdings USA, Inc., Sr. Sec’d. Notes, RegS	7.375%	10/15/17	EUR	2,000	2,929,939
Smurfit Kappa Acquisitions, Sr. Sec’d. Notes, RegS	7.750%	11/15/19	EUR	2,000	2,961,987
Smurfit Kappa Acquisitions, Sr. Sec’d. Notes, 144A	4.875%	09/15/18		4,038	4,260,090

					14,963,924

Italy — 1.9%
Fiat Finance & Trade SA, Ser. G, Gtd. Notes, MTN, RegS	6.375%	04/01/16	EUR	6,000	8,910,933
Telecom Italia Capital SA, Gtd. Notes	6.999%	06/04/18		5,175	5,918,906

					14,829,839

Jamaica — 0.9%
Digicel Group Ltd., Sr. Unsec’d. Notes, 144A	8.250%	09/01/17		7,000	7,262,850

Luxembourg — 6.0%
Aguila 3 SA, Sr. Sec’d. Notes, 144A	7.875%	01/31/18		1,975	2,091,031
ArcelorMittal, Sr. Unsec’d. Notes	6.125%	06/01/18		5,600	6,139,000
ArcelorMittal SA, Sr. Unsec’d. Notes	5.000%	02/25/17		4,400	4,658,500
ConvaTec Finance International SA, Sr. Unsec’d. Notes, PIK, 144A	8.250%	01/15/19		1,275	1,303,688
ConvaTec Healthcare E SA, Gtd. Notes, RegS	10.875%	12/15/18	EUR	3,570	5,468,915
ConvaTec Healthcare E SA, Sr. Sec’d. Notes, RegS	7.375%	12/15/17	EUR	5,000	7,335,599
Geo Debt Finance SCA, Sr. Sec’d. Notes, 144A	7.500%	08/01/18	EUR	5,700	8,410,979
Intelsat Jackson Holdings SA, Gtd. Notes	7.250%	04/01/19		3,109	3,330,516
Orion Engineered Carbons Finance & Co. SCA, Gtd. Notes, PIK, 144A	9.250%	08/01/19		2,950	3,079,063
Telenet Finance Luxembourg SCA, Sr. Sec’d. Notes, RegS	6.375%	11/15/20	EUR	3,000	4,463,058

					46,280,349

Mexico — 1.5%
Cemex Espana Luxembourg, Sr. Sec’d. Notes, RegS(b)	9.250%	05/12/20		1,350	1,468,125
Cemex Espana Luxembourg, Sr. Sec’d. Notes, 144A(b)	9.250%	05/12/20		4,000	4,350,000
Cemex Espana Luxembourg, Sr. Sec’d. Notes, 144A(b)	9.875%	04/30/19		3,000	3,432,000
Cemex SAB de CV, Sr. Sec’d. Notes, RegS(b)	9.000%	01/11/18		2,345	2,532,600

					11,782,725

Netherlands — 2.9%
Carlson Wagonlit BV, Sr. Sec’d. Notes, 144A(b)	7.500%	06/15/19	EUR	2,000	3,010,544

Hydra Dutch Holdings II BV, Sr. Sec’d. Notes, 144A	5.844	%(a)	04/15/19	EUR	2,000	2,747,031
NXP BV/NXP Funding LLC, Gtd. Notes, 144A	3.500%		09/15/16		600	614,250
NXP BV/NXP Funding LLC, Gtd. Notes, 144A(b)	3.750%		06/01/18		6,845	6,836,444
Sensata Technologies BV, Gtd. Notes, 144A(b)	6.500%		05/15/19		6,260	6,682,550
Stampos BV, Sr. Sec’d. Notes, 144A(b)	5.288	%(a)	05/15/19	EUR	2,000	2,802,189

						22,693,008

Nigeria — 1.5%
Afren PLC, Sr. Sec’d. Notes, RegS(b)	10.250%		04/08/19		1,250	1,415,625
Afren PLC, Sr. Sec’d. Notes, RegS(b)	11.500%		02/01/16		3,050	3,446,500
Afren PLC, Sr. Sec’d. Notes, 144A(b)	10.250%		04/08/19		2,000	2,265,000
Afren PLC, Sr. Sec’d. Notes, 144A(b)	11.500%		02/01/16		3,780	4,271,400

						11,398,525

Peru — 1.5%
Corp. Pesquera Inca SAC, Gtd. Notes, 144A	9.000%		02/10/17		7,941	8,238,788
Peru Enhanced Pass-Through Finance Ltd., Pass-Through Certificates, RegS(e)	1.410%		05/31/18		3,873	3,620,255

						11,859,043

Poland — 2.0%
Eileme 2 AB, Sr. Sec’d. Notes, RegS	11.750%		01/31/20	EUR	7,400	12,370,976
TVN Finance Corp. III AB, Gtd. Notes, RegS	7.875%		11/15/18	EUR	2,000	2,934,240

						15,305,216

Russia — 2.1%
Evraz Group SA, Gtd. Notes, 144A	8.250%		11/10/15		2,500	2,495,775
Evraz Group SA, Sr. Unsec’d. Notes, 144A	7.400%		04/24/17		3,000	2,872,500
Gazprom OAO Via Gaz Capital SA, Sr. Unsec’d. Notes, 144A	8.146%		04/11/18		2,000	2,205,000
Sibur Securities Ltd., Gtd. Notes, 144A	3.914%		01/31/18		2,000	1,755,000
Wind Acquisition Finance SA, Sr. Sec’d. Notes, RegS	7.375%		02/15/18	EUR	3,585	5,247,191
Wind Acquisition Finance SA, Sr. Sec’d. Notes, 144A	7.250%		02/15/18		1,750	1,841,875

						16,417,341

Spain — 2.7%
Abengoa Finance SAU, Gtd. Notes, RegS(b)	8.875%		02/05/18	EUR	2,000	3,131,959
Nara Cable Funding Ltd., Sr. Sec’d. Notes, 144A	8.875%		12/01/18		4,550	4,914,000
Nara Cable Funding Ltd., Sr. Sec’d. Notes, 144A(b)	8.875%		12/01/18		10,288	11,033,880
Ono Finance II PLC, Gtd. Notes, 144A	10.875%		07/15/19		1,500	1,668,750

						20,748,589

Sweden — 0.2%
Bravida Holding AB, Sr. Sec’d. Notes, 144A	5.304	%(a)	06/15/19	EUR	1,200	1,688,124

Switzerland — 2.5%
Gategroup Finance SA, Gtd. Notes, MTN, RegS	6.750%		03/01/19	EUR	3,000	4,475,028
Sunrise Communications International SA, Sr. Sec’d. Notes, MTN, RegS	7.000%		12/31/17	EUR	10,000	14,641,093

						19,116,121

United Kingdom — 9.0%
Bond Mission Critical Services PLC, Sr. Sec’d. Notes, 144A(b)	6.269	%(a)	05/01/19	GBP	3,000	5,103,161
Boparan Finance PLC, Gtd. Notes, RegS(b)	9.875%		04/30/18	GBP	5,000	9,053,995
Boparan Finance PLC, Gtd. Notes, 144A(b)	9.875%		04/30/18	GBP	1,000	1,810,799
Eco-Bat Finance PLC, Gtd. Notes, RegS(b)	7.750%		02/15/17	EUR	3,310	4,761,018
Elli Finance UK PLC, Sr. Sec’d. Notes, RegS(b)	8.750%		06/15/19	GBP	2,050	3,841,933
Equiniti Newco 2 PLC, Sec’d. Notes, 144A(a)(b)(d)	6.271%		12/15/18	GBP	1,250	2,134,231
Gala Group Finance PLC, Sr. Sec’d. Notes, RegS(b)	8.875%		09/01/18	GBP	1,465	2,631,994
Galaxy Bidco Ltd., Sr. Sec’d. Notes, 144A	5.521	%(a)	11/15/19	GBP	2,450	4,167,581

IDH Finance PLC, Sr. Sec’d. Notes, MTN, 144A(b)	6.000%		12/01/18	GBP	3,000	5,286,773
Innovia Group Finance PLC, Sr. Sec’d. Notes, 144A(b)	5.287	%(a)	03/31/20	EUR	2,000	2,795,505
Jaguar Land Rover Automotive PLC, Gtd. Notes, RegS	8.125%		05/15/18	GBP	4,000	7,171,270
Phones4u Finance PLC, Sr. Sec’d. Notes, RegS(b)	9.500%		04/01/18	GBP	4,000	7,050,044
Priory Group No. 3 PLC, Sr. Sec’d. Notes, RegS(b)	7.000%		02/15/18	GBP	3,700	6,590,633
Virgin Media Finance PLC, Gtd. Notes(b)	8.375%		10/15/19		6,343	6,779,081
Virgin Media Secured Finance PLC, Sr. Sec’d. Notes	6.500%		01/15/18		500	517,200

						69,695,218

Venezuela — 0.5%
Petroleos de Venezuela SA, Gtd. Notes, RegS	8.500%		11/02/17		4,400	3,960,000

TOTAL FOREIGN BONDS (cost $429,751,586)						439,749,507

TOTAL LONG-TERM INVESTMENTS (cost $1,059,034,030)						1,075,919,188

SHORT-TERM INVESTMENT — 2.3%

				Shares
AFFILIATED MONEY MARKET MUTUAL FUND
Prudential Investment Portfolios 2 — Prudential Core Taxable Money Market Fund (cost $18,147,506)(f)					18,147,506	18,147,506

TOTAL INVESTMENTS — 141.7% (cost $1,077,181,536)(g)						1,094,066,694
Liabilities in excess of other assets(h) — (41.7)%						(322,189,278)

NET ASSETS — 100.0%						$771,877,416

The following abbreviations are used in the portfolio descriptions:

144A	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid.
RegS	Regulation S. Security was purchased pursuant to Regulation S and may not be offered, sold or delivered within the United States or to, or for the account or benefit of, U.S. persons, except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.
MTN	Medium Term Note
PIK	Payment-in-Kind
EUR	Euro
GBP	British Pound

#	Principal amount shown in U.S. dollars unless otherwise stated.
(a)	Variable rate instrument. The interest rate shown reflects the rate in effect at April 30, 2014.
(b)	Represents security, or portion thereof, with an aggregate value of $648,254,835, segregated as collateral for amount of $313,000,000 borrowed and outstanding as of April 30, 2014.
(c)	Indicates a restricted security; the aggregate original cost of the restricted securities is $58,590,684. The aggregate value, $58,343,362, is approximately 7.6% of net assets.
(d)	Indicates a security or securities that have been deemed illiquid.
(e)	Represents zero coupon bond or principal only securities. Rate represents yield to maturity at purchase date.
(f)	Prudential Investments LLC, the manager of the Fund, also serves as manager of the Prudential Investment Portfolios 2 — Prudential Core Taxable Money Market Fund.
(g)	The United States federal income tax basis of investments and net unrealized appreciation were as follows:

Tax Basis	$1,090,252,705

Appreciation	17,100,156
Depreciation	(13,286,167)

Net Unrealized Appreciation	$3,813,989

The book basis may differ from tax basis due to certain tax related adjustments.

(h)	Includes net unrealized appreciation (depreciation) on the following derivative contracts held at reporting period end:

Forward foreign currency exchange contracts outstanding at April 30, 2014:

Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date Payable	Current Value	Unrealized Appreciation(1)(2)
British Pound, Expiring 05/27/14	Bank of America	GBP	640	$1,074,131	$1,080,853	$6,722
Euro, Expiring 05/27/14	Barclays Capital Group	EUR	290	400,000	401,676	1,676

				$1,474,131	$1,482,529	$8,398

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date Receivable	Current Value	Unrealized Depreciation(1)(2)
British Pound, Expiring 05/27/14	Deutsche Bank AG	GBP	52,687	$87,645,489	$88,937,991	$(1,292,502)
Euro,
Expiring 05/27/14	Barclays Capital Group	EUR	69,577	95,500,574	96,521,322	(1,020,748)
Expiring 05/27/14	Citigroup Global Markets	EUR	4,625	6,386,425	6,415,912	(29,487)
Expiring 05/27/14	Credit Suisse First Boston Corp.	EUR	4,767	6,605,376	6,613,026	(7,650)
Expiring 05/27/14	Credit Suisse First Boston Corp.	EUR	4,000	5,526,892	5,549,043	(22,151)
Expiring 05/27/14	Goldman Sachs & Co.	EUR	2,124	2,938,679	2,945,986	(7,307)
Expiring 05/27/14	Hong Kong & Shanghai Bank	EUR	69,577	95,493,616	96,521,322	(1,027,706)

				$300,097,051	$303,504,602	$(3,407,551)

						$(3,399,153)

(1)	Cash of $2,180,000 has been segregated to cover requirements for open forward foreign currency exchange contracts as of April 30, 2014.
(2)	The amount represents fair value of derivative instruments subject to foreign exchange contracts risk exposure as of April 30, 2014.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 - quoted prices generally in active markets for identical securities.

Level 2 - other significant observable inputs including, but not limited to, quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates, and amortized cost.

Level 3 - significant unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of April 30, 2014 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Bank Loans	$—	$83,081,155	$14,325,954
Corporate Bonds	—	537,666,521	1,096,051
Foreign Bonds	—	439,749,507	—
Affiliated Money Market Mutual Fund	18,147,506	—	—
Other Financial Instruments*
Forward Foreign Currency Exchange Contracts	—	(3,399,153)	—

Total	$18,147,506	$1,057,098,030	$15,422,005

The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:

	Bank Loans	Corporate Bonds	Foreign Bonds
Balance as of 7/31/13	$2,993,078	$—	$1,596,424
Realized gain (loss)	150,703	—	—
Change in unrealized appreciation (depreciation)**	1,047,206	(22,163)	—
Purchases	11,312,860	—	—
Sales	(2,884,589)	—	—
Accrued discount/premium	3,509	—	—
Transfers into Level 3	1,703,187	1,118,214	—
Transfers out of Level 3	—	—	(1,596,424)

Balance as of 4/30/14	$14,325,954	$1,096,051	$—

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swaps contracts, which are recorded at the unrealized appreciation/depreciation of the instrument.
**	Of which, $1,025,043 was included in Net Assets relating to securities held at the reporting period end.

It is the Portfolio’s policy to recognize transfers in and transfers out at the fair value as of the beginning of period. At the reporting period end, there was one Foreign Bond transferred out of Level 3 as a result of being priced by a vendor and one Corporate Bond and one Bank Loan transferred into level 3 as a result of being priced using a single broker quote.

Level 3 securities as presented in the table above are being fair valued using pricing methodologies approved by the Board of Directors, which contain unobservable inputs. Such methodologies include, but are not limited to, using prices provided by a single broker/dealer, the cost of the investment, and broker quotes adjusted for changes in yields of comparable U.S. Government and other securities using fixed income securities valuation models.

Notes to Schedule of Investments (Unaudited)

Security Valuation: The Fund holds securities and other assets that are fair valued at the close of each day the New York Stock Exchange (“NYSE”) is open for trading. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Board of Directors (the “Board”) has adopted Valuation Procedures for security valuation under which fair valuation responsibilities have been delegated to Prudential Investments LLC (“PI” or “Manager”). Under the current Valuation Procedures, the established Valuation Committee is responsible for supervising the valuation of portfolio securities and other assets. The Valuation Procedures permit the Fund to utilize independent pricing vendor services, quotations from market makers, and alternative valuation methods when market quotations are either not readily available or not deemed representative of fair value. A record of the Valuation Committee’s actions is subject to the Board’s review, approval, and ratification at its next regularly-scheduled quarterly meeting.

Various inputs determine how the Fund’s investments are valued, all of which are categorized according to the three broad levels (Level 1, 2, or 3) detailed in the table following the Schedule of Investments.

Common stocks, exchange-traded funds, and derivative instruments that are traded on a national securities exchange are valued at the last sale price as of the close of trading on the applicable exchange. Securities traded via NASDAQ are valued at the NASDAQ official closing price. To the extent these securities are valued at the last sale price or NASDAQ official closing price, they are classified as Level 1 in the fair value hierarchy except for exchange-traded and cleared swaps which are classified as Level 2 in the fair value hierarchy, as the prices marked at the official settle are not public.

In the event that no sale or official closing price on valuation date exists, these securities are generally valued at the mean between the last reported bid and asked prices, or at the last bid price in the absence of an asked price. These securities are classified as Level 2 in the fair value hierarchy, as the inputs are observable and considered to be significant to the valuation.

Common stocks traded on foreign securities exchanges are valued using pricing vendor services that provide model prices derived using adjustment factors based on information such as local closing price, relevant general and sector indices, currency fluctuations, depositary receipts, and futures, as applicable. Securities valued using such model prices are classified as Level 2 in the fair value hierarchy, as the adjustment factors are observable and considered to be significant to the valuation. Securities not valued using such model prices are valued in accordance with exchange- traded common stocks discussed above.

Investments in open-end, non-exchange-traded mutual funds are valued at their net asset values as of the close of the NYSE on the date of valuation. These securities are classified as Level 1 in the fair value hierarchy since they may be purchased or sold at their net asset values on the date of valuation.

Fixed income securities traded in the over-the-counter market are generally valued at prices provided by approved independent pricing vendors. The pricing vendors provide these prices after evaluating observable inputs including, but not limited to yield curves, yield spreads, credit ratings, deal terms, tranche level attributes, default rates, cash flows, prepayment speeds, broker/dealer quotations, and reported trades. Securities valued using such vendor prices are classified as Level 2 in the fair value hierarchy.

Over-the-counter derivative instruments are generally valued using pricing vendor services, which derive the valuation based on inputs such as underlying asset prices, indices, spreads, interest rates, and exchange rates. These instruments are categorized as Level 2 in the fair value hierarchy.

Securities and other assets that cannot be priced according to the methods described above are valued based on pricing methodologies approved by the Board. In the event that significant unobservable inputs are used when determining such valuations, the securities will be classified as Level 3 in the fair value hierarchy.

When determining the fair value of securities, some of the factors influencing the valuation include: the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of the issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; any available analyst media or other reports or information deemed reliable by the investment adviser regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other mutual funds to calculate their net asset values.

The Fund may invest up to 15% of its net assets in illiquid securities, including repurchase agreements which have a maturity of longer than seven days, certain securities with legal or contractual restrictions on resale (restricted securities, sometimes referred to as Private Placements) and securities that are not readily marketable. Restricted securities are valued pursuant to the valuation procedures noted above.

The Fund invests in the Prudential Core Taxable Money Market Fund, a portfolio of the Prudential Investment Portfolios 2, registered under the Investment Company Act of 1940, as amended, and managed by PI.

Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website. (www.sec.gov).

Item 2.	Controls and Procedures

(a)	It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)	There have been no significant changes in the registrant’s internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 3.	Exhibits

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 – Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Prudential Global Short Duration High Yield Fund, Inc.

By (Signature and Title)*	/s/ Deborah A. Docs
Deborah A. Docs
Secretary of the Fund

Date    June 19, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Stuart S. Parker
Stuart S. Parker
President and Principal Executive Officer

Date    June 19, 2014

By (Signature and Title)*	/s/ M. Sadiq Peshimam
M. Sadiq Peshimam
Treasurer and Principal Financial Officer

Date    June 19, 2014

*	Print the name and title of each signing officer under his or her signature.